Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories

	December 31, 2025	December 31, 2024
	€m	€m
Raw materials and consumables	104.7	106.7
Work in progress	62.5	63.7
Finished goods and goods for resale	273.4	271.1
Total inventories	440.6	441.5
As at December 31, 2025, the carrying value of inventory includes a hedge accounting basis adjustment which increases the value of inventory by €0.6 million (year ended December 31, 2024: reduction of €0.3 million). This has been applied to the three inventory categories above.
During the year ended December 31, 2025, €8.3 million (year ended December 31, 2024: €10.4 million, year ended December 31, 2023: €13.6 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories